Cover	Oct. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	VERTIV HOLDINGS CO
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38518
Entity Tax Identification Number	81-2376902
Entity Address, Address Line One	505 N. Cleveland Ave.
Entity Address, City or Town	Westerville
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43082
City Area Code	614
Local Phone Number	888-0246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	VRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001674101
Amendment Flag	false